Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Financial assets
Trade receivables	R 1,428	R 710
Interest and other receivables	121	213
Employee receivables	12	15
Non-financial assets
Prepayments	189	160
Value added tax and general sales tax	570	545
Income and mining taxes	75	39
Total trade and other receivables	2,395	1,682
Trade receivables (metals)1 | Gross
Financial assets
Trade receivables	1,179	571
Other trade receivables | Gross
Financial assets
Trade receivables	460	343
Trade receivables [member]
Non-financial assets
Loss allowance	R (211)	R (204)	R (179)